Equity (Details)	Dec. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Shares outstanding	797,207,834
Percent of shares outstanding	100.00%
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	27
Authorised [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	1,152,937,970
Common shares member
IfrsStatementLineItems [Line Items]
Shares outstanding	451,668,652
Percent of shares outstanding	100.00%
Common shares member | Authorised [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	535,661,731
Class A Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	345,060,392
Percent of shares outstanding	100.00%
Class A Preference Shares [Member] | Treasury shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	27
Class A Preference Shares [Member] | Authorised [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	616,682,421
Class B Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	478,790
Percent of shares outstanding	100.00%
Class B Preference Shares [Member] | Authorised [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	593,818
Novonor [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	305,517,121
Percent of shares outstanding	38.32%
Novonor [Member] | Common shares member
IfrsStatementLineItems [Line Items]
Shares outstanding	226,334,623
Percent of shares outstanding	50.11%
Novonor [Member] | Class A Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	79,182,498
Percent of shares outstanding	22.95%
Petrobras [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	288,188,691
Percent of shares outstanding	36.15%
Petrobras [Member] | Common shares member
IfrsStatementLineItems [Line Items]
Shares outstanding	212,426,952
Percent of shares outstanding	47.03%
Petrobras [Member] | Class A Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	75,761,739
Percent of shares outstanding	21.96%
ADR [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	62,466,606
Percent of shares outstanding	7.84%
ADR [Member] | Class A Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	62,466,606
Percent of shares outstanding	18.10%
Other [Member] | Common shares member
IfrsStatementLineItems [Line Items]
Shares outstanding	12,907,077
Percent of shares outstanding	2.86%
Other [Member] | Class A Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	127,649,522
Percent of shares outstanding	36.99%
Other [Member] | Class B Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	478,790
Percent of shares outstanding	100.00%
Other 2 [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	141,035,389
Percent of shares outstanding	17.69%
Total [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	797,207,807
Percent of shares outstanding	100.00%
Total [Member] | Common shares member
IfrsStatementLineItems [Line Items]
Shares outstanding	451,668,652
Percent of shares outstanding	100.00%
Total [Member] | Class A Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	345,060,365
Percent of shares outstanding	100.00%
Total [Member] | Class B Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	478,790
Percent of shares outstanding	100.00%